Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 184
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 184
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 248-2821
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Copy to:
GREG REYMANN	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
_XX_    immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, P, Institutional, R-3, R-5, and R-6 shares

EXPLANATORY NOTE
This filing related to the Registrant's prospectus dated June 28, 2016 for Classes A, P, Institutional, R-3, R-5, and R-6 shares, which were included in post-effective amendment number 183 (as filed on June 21, 2018, SEC Accession No. 0000898745-16-001329), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 14th day of July, 2016.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	July 14, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	July 14, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	July 14, 2016

(E. Ballantine)* __________________________ E. Ballantine	Director	July 14, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Director	July 14, 2016

(C. Damos)* __________________________ C. Damos	Director	July 14, 2016

(N. M. Everett)* __________________________ N. M. Everett	Chair	July 14, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	July 14, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	July 14, 2016

(T. Huang)* __________________________ T. Huang	Director	July 14, 2016

(D. E. Lawton)* __________________________ D. E. Lawton	Director	July 14, 2016

(K. McMillan)* __________________________ K. McMillan	Director	July 14, 2016

(E. Nickels)* __________________________ E. Nickels	Director	July 14, 2016

(D. Pavelich)* __________________________ D. Pavelich	Director	July 14, 2016

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800) and filed for D. E. Lawton as EX-99(j)(3) on 06/21/2016 (Accession No. 0000898745-16-001329).

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document

PRINCIPAL LIFETIME HYBRID FUNDS
TARGET ALLOCATIONS OVER TIME*
Fixed Income 52.5%
Real Assets/Other** 3%
U.S. Equity 31%
Non-U.S. Equity 13.5%
80% Fixed Income
0% Real Assets/Other**
14% U.S. Equity
6% Non-U.S. Equity
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
FIXED INCOME
REAL ASSETS/OTHER**
U.S EQUITY
NON-U.S. EQUITY

*As of March 31, 2016

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.